Balance Sheets - USD ($)	Mar. 31, 2026		Dec. 31, 2025		Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024
Current assets
Cash (Note 4)	$ 4,634				$ 428,700			$ 822,799
Cash – restricted					787,365
Prepaid expenses (Note 7)	89,157				27,833			36,216
Short-term prepaid insurance	57,501							339,500
Prepaid income taxes	137,139
Total current assets	288,431				1,243,898			1,198,515
Non-current assets
Cash and investments held in Trust Account	8,188,994				15,890,194			118,601,873
Total assets	8,477,425				17,134,092			119,800,388
Current liabilities
Accounts payable and accrued liabilities (Note 10)	686,694				73,757			86,718
Income taxes payable					694,245			635,512
Excise taxes payable	1,140,176				1,061,310
Due to Sponsor	12,788				2,788
Total current liabilities	1,839,658				1,832,100			722,230
Total liabilities	1,839,658				1,832,100			722,230
Commitment and contingency (Note 15)
Common stock subject to possible redemption, 759,139 and 1,490,880 shares at redemption value of $10.97 and 10.72 per share as of March 31, 2026 and September 30, 2025, respectively	8,326,133		$ 16,104,413		15,983,315			117,966,361
Shareholders’ equity (Note 12)
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of March 31, 2026 and September 30, 2025
Common shares $0 par value; unlimited authorized (March 31, 2026: 26,939,850 shares issued and outstanding; March 31, 2025: 22,271,250)	425				425			425
Additional paid-in capital
Accumulated deficit	(1,688,791)				(681,748)			1,111,372
Total shareholders’ equity	(1,688,366)		(861,323)		(681,323)	$ 935,356		1,111,797
Total liabilities and shareholders’ equity	8,477,425				$ 17,134,092			$ 119,800,388
GNQ INSILICO INC [Member]
Current assets
Cash (Note 4)	405,632					1,222
Accounts receivable (Note 5)	250,000
Prepaid expenses (Note 7)	10,875
Due from related parties (Note 20)	1,686,335
Other receivables (Note 6)	1,322		29,798
Total current assets	2,354,164		29,798			1,222
Non-current assets
Prepaid expenses, non-current (Note 7)	20,000
Property, plant and equipment (Note 8)	3,323		3,747
Intangible under development (Note 9)	2,548,509		2,254,599			620,636
Due from related parties (Note 20)			3,314,235			1,793,058
Investment in a related party (Note 20)	398,524		371,151			764,769
Total non-current assets	2,970,356		5,943,732			3,178,463
Total assets	5,324,520		5,973,530			3,179,685
Current liabilities
Accounts payable and accrued liabilities (Note 10)	1,871,151		1,259,116			243,898
Bank overdraft (Note 4)			761
Payable to related parties (Note 20)	23,131		98,001			49,963
Due to a related party (Note 9)						1,149,344
Convertible note payable (Note 11)	170,577
Short-term loan from a related party (Note 20)	20,000		20,000
Total current liabilities	2,084,859		1,377,878
Warrant liability (Note 11)	95,487
Total liabilities	2,180,346		1,377,878			1,443,205
Commitment and contingency (Note 15)
Shareholders’ equity (Note 12)
Common shares $0 par value; unlimited authorized (March 31, 2026: 26,939,850 shares issued and outstanding; March 31, 2025: 22,271,250)		[1]		[1],[2]			[2]
Additional paid-in capital	13,599,823		13,599,823			8,359,353
Share subscription receivable	(71,740)		(72,961)			(69,498)
Shares to be issued (net of issuance costs)	19,925
Shareholders equity excluding warrants, options and accumulated deficit	13,548,008		13,526,862			8,289,855
Warrants	176,340		176,340			176,340
Share options granted	255,349		196,515
Accumulated deficit	(10,835,523)		(9,304,065)			(6,729,715)
Total shareholders’ equity	3,144,174		4,595,652	[3],[4]		1,736,480	[3]
Total liabilities and shareholders’ equity	$ 5,324,520		$ 5,973,530			$ 3,179,685

[1]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026.
[2]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026
[3]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026
[4]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026